Restatement of Previously Issued Consolidated Financial Statements	12 Months Ended
Jun. 30, 2024
Restatement of Previously Issued Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS
2.	RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

In preparation of the financial statements for the years ended June 30, 2024 and 2023 management used the standard Black Scholes option pricing methodology for valuation of the warrants issued to Polar as of the date of the merger on February, 27, 2024 and to Empery on June 17, 2024, and as of June 30, 2024 and used observable trading price of the Company as of these dates and input in the model.

However, subsequently it was determined that prior to the end of the lock period on February 27, 2025 for the shares issued upon the merger as of February 27, 2024, the observable trading price of the Company’s share did not represent the appropriate input into the valuation model without adjustment for the impact of the lock up. Upon establishing this anomaly, management considered it necessary to revisit the inputs used in the valuation of the above-mentioned warrants and update them to reflect non-observable inputs in accordance with IFRS 13 Fair Value Measurement, paragraph 87.

Additionally, the Company omitted disclosure of the aggregate difference between the transaction price and fair value estimate yet to be recognized in profit or loss in accordance with IFRS 7, Financial Instruments: Disclosures, and incorrectly disclosed the estimated the fair value of Empery PIPE Warrants at the issuance date and year end using a Black-Scholes option pricing model in accordance with IFRS 13, Fair Value Measurement, when management actually used the Monte Carlo simulation model.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the changes and has determined that the related impacts were material to any previously presented financial statements. Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements impacted should be restated and reissued to reflect correct amounts based on the adjusted warrant valuations and to include omitted and amended disclosures.

Impact of the Restatement

Condensed Statement of Comprehensive Income for year ended 30 June 2024

	As Previously Reported	Adjustment	As Restated
Finance costs	(36,675,866)	6,847,000	(29,828,866)
Listing expenses	(77,266,809)	1,259,650	(76,007,159)
Loss on fair value of warrants	(20,559,781)	(63,600)	(20,623,381)
Loss before income tax	(147,489,254)	8,043,050	(139,446,204)
Loss after tax	(147,489,254)	8,043,050	(139,446,204)
Total loss for the year	(147,489,254)	8,043,050	(139,446,204)
Loss per share for the year	557	(30)	527
Basic loss per share	557	(30)	527

Condensed Statement of Financial Position as of June 30, 2024

	As Previously Reported	Adjustment	As Restated
Warrants liability	45,907,114	(8,043,050)	37,864,064
Total current liabilities	63,436,538	(8,043,050)	55,393,488
Total liabilities	78,460,334	(8,043,050)	70,417,284
Net assets	(19,108,798)	8,043,050	(11,065,748)
Accumulated deficit	(147,489,254)	8,043,050	(139,446,204)
Total equity	(19,108,798)	8,043,050	(11,065,748)

See Note 21, Note 26, Note 28, Note 31 and Note 34 to the consolidated financial statements for corrected amounts and updated disclosures.